Transactions with Related Parties, First Jelco Loan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Payment	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Principal amount outstanding	$ 185,509		$ 198,607
Jelco [Member] | First Jelco Loan [Member]
Loan Agreement [Abstract]
Borrowing capacity				$ 12,800
Number of bullet payments | Payment	1
Unpaid and accrued interest payable		$ 159
Interest rate	0.00%
Principal amount outstanding	$ 5,900
Jelco [Member] | First Jelco Loan [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Term of variable rate	3 months
Margin on variable rate	8.50%